Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (91,279)	$ (12,856)	¥ (806,883)	¥ (6,429,059)
Accretion of redeemable convertible preferred shares | ¥				288,380
Accretion of redeemable noncontrolling interests	8,600	1,211	7,490
Net loss attributable to ordinary shareholders	(99,879)	(14,067)	(814,373)	(6,717,439)
Common Class A [Member]
Numerator:
Net loss	(75,959)	(10,699)	(671,187)	(4,628,133)
Accretion of redeemable convertible preferred shares	0	0	0	(207,598)
Accretion of redeemable noncontrolling interests	(7,157)	(1,008)	(6,230)	0
Net loss attributable to ordinary shareholders	¥ (83,116)	$ (11,707)	¥ (677,417)	¥ (4,835,731)
Denominator:
Weighted average number of ordinary shares outstanding, basic	270,432,437	270,432,437	269,787,113	140,170,091
Weighted average number of ordinary shares outstanding, diluted	270,432,437	270,432,437	269,787,113	140,170,091
Net loss per share, basic | (per share)	¥ (0.31)	$ (0.04)	¥ (2.51)	¥ (34.5)
Net loss per share, diluted | (per share)	¥ (0.31)	$ (0.04)	¥ (2.51)	¥ (34.5)
Common Class B [Member]
Numerator:
Net loss	¥ (15,320)	$ (2,158)	¥ (135,696)	¥ (1,800,926)
Accretion of redeemable convertible preferred shares	0	0	0	(80,782)
Accretion of redeemable noncontrolling interests	(1,443)	(203)	(1,260)	0
Net loss attributable to ordinary shareholders	¥ (16,763)	$ (2,361)	¥ (136,956)	¥ (1,881,708)
Denominator:
Weighted average number of ordinary shares outstanding, basic	54,543,800	54,543,800	54,543,800	54,543,800
Weighted average number of ordinary shares outstanding, diluted	54,543,800	54,543,800	54,543,800	54,543,800
Net loss per share, basic | (per share)	¥ (0.31)	$ (0.04)	¥ (2.51)	¥ (34.5)
Net loss per share, diluted | (per share)	¥ (0.31)	$ (0.04)	¥ (2.51)	¥ (34.5)